LEASES	12 Months Ended
Jul. 31, 2013
LEASES [Abstract]
LEASES

6. LEASES:

     The Company's real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 8 years to 30 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

     Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2013 was exceeded by sublease rental income, as follows:

	2013	2012	2011
Minimum rental expense	$1,726,817	$1,752,764	$1,709,197
Contingent rental expense	736,406	743,248	726,340
	2,463,223	2,496,012	2,435,537
Sublease rental income	6,161,173	6,222,388	5,807,901
Excess of sublease income over expense	$3,697,950	$3,726,376	$3,372,364

     Rent expense related to an affiliate principally owned by a director of the Company totaled $825,000 for fiscal years ended July 31, 2013, 2012 and 2011. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

     Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2014	$1,730,729
2015	1,731,609
2016	1,731,609
2017	1,731,609
2018	1,731,609
After 2018	18,093,474
Total required*	$26,750,639
____________________

*	Minimum payments have not been reduced by minimum sublease rentals of $30,788,911 under operating leases due in the future under non-cancelable leases.